Leases (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of right of use assets
(1)	Group as a lessee

1)	Details of the right-of-use assets as of December 31, 2023 and 2022 are as follows:

(In millions of won)
	December 31, 2023		December 31, 2022
Right-of-use assets:
Land, buildings and structures	~~W~~	1,376,721	1,546,918
Others		235,230	239,211

	~~W~~	1,611,951	1,786,129

Summary of amounts recognized in the condensed consolidated interim statements of income of leases
2)	Details of amounts recognized in the consolidated statements of income for the years ended December 31, 2023, 2022 and 2021 as a lessee are as follows:

(In millions of won)
	2023		2022	2021(*1)
Depreciation of right-of-use assets(*1):
Land, buildings and structures	~~W~~	346,931	346,499	338,304
Others(*2)		63,101	57,295	95,666

	~~W~~	410,032	403,794	433,970

Interest expense on lease liabilities	~~W~~	46,595	29,996	23,998

(*1)	Includes amounts related to discontinued operations.
(*2)	Others include the amount reclassified as research and development expenses related to the lease contract for research and development facilities.

Summary of maturity analysis for finance lease receivables
The following table sets out a maturity analysis for lease receivables, presenting the undiscounted lease payments to be received subsequent to December 31, 2023.

(In millions of won)
	Amount
Less than 1 year	~~W~~	11,499
1 ~ 2 years		3,306
2 ~ 3 years		1,517
3 ~ 4 years		693
4 ~ 5 years		271

Undiscounted lease payments	~~W~~	17,286

Unrealized finance income		360
Net investment in the lease		16,926

Summary of maturity analysis for operating lease receivables
The following table sets out a maturity analysis of lease payments, presenting the undiscounted fixed payments to be received subsequent to December 31, 2023.

(In millions of won)
	Amount
Less than 1 year	~~W~~	148,980
1 ~ 2 years		91,033
2 ~ 3 years		48,701

	~~W~~	288,714